COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

27   COMMITMENTS AND CONTINGENCIES

(a)   Capital commitments

Capital commitments outstanding as of December 31, 2024 and 2025 not provided for in the financial statements were as follows:

	As of December 31,
	2024	2025

Contracted for	1,974,182	1,299,771

In addition, commitment for purchase of land use rights was RMB335,675 and RMB327,410 as of December 31, 2024 and 2025, respectively.

(b)   Lease commitments

The Company’s lease commitments are disclosed in Note 14.

(c)   Guarantees

As of December 31, 2025, the Company provided the following guarantees to the related parties:

(1)	Bank facility guarantees:

As of December 31, 2025, the Company provided guarantees to DayOne for bank borrowing facilities with total amount of RMB1,490,280, which mature in December 2027. Total outstanding principal balance of the borrowings under these facilities was RMB1,289,207. As of December 31, 2025, the Company also provided guarantees to DayOne for the bank facilities for issuance of letter of guarantee with total amount of RMB623,007. The balance of outstanding letter of guarantees issued under such facilities was RMB590,688. By the end of March 2026, the bank facility guarantees provided to DayOne had been fully terminated.

(2)	Lease agreement guarantees:

The Company provided unconditional and irrevocable guarantees to DayOne for the performance in certain lease agreements with landlords. These leases had lease terms of up to 30 years.

(3)	Sales agreement guarantees:

The Company provided guarantees to DayOne for the performance under certain data center service agreements with customers with terms up to 25 years subject to extension.

As of December 31, 2025, the Company estimated that its risks under the guarantees were remote.